DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extinguishment of Debt [Line Items]
Capitalized financing fees and expenses	$ 2,699	$ 3,405
Accumulated amortization	(2,035)	(2,183)
Total	664	1,222
Amortization of deferred charges	558	879	599
VLCC Mayfair [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges	700
Discontinued Operations - VLCC [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges	$ 100	$ 300	$ 0